Condensed Consolidating Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Current assets	$ 1,309.2	$ 1,254.3	$ 1,352.7
Property, plant and equipment net of accumulated depreciation	474.3	483.4	491.1
Other noncurrent assets	223.1	226.5	219.4
Total assets	2,006.6	1,964.2	2,063.2
LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities	540.0	456.0	547.3
Noncurrent liabilities	1,741.0	1,788.7	1,484.6
Redeemable noncontrolling interest	1.6	1.7
Ryerson Inc. stockholders' equity	(276.7)	(284.9)	23.4
Noncontrolling interest	0.7	2.7	7.9
Total Liabilities and Equity	2,006.6	1,964.2	2,063.2
Parent
ASSETS
Current assets	9.9	381.7	1,399.6
Other noncurrent assets	961.0	944.2	798.1
Total assets	970.9	1,325.9	2,197.7
LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities	255.3	16.5	44.5
Noncurrent liabilities	992.3	1,594.3	2,129.8
Ryerson Inc. stockholders' equity	(276.7)	(284.9)	23.4
Total Liabilities and Equity	970.9	1,325.9	2,197.7
Joseph T. Ryerson
ASSETS
Current assets	1,190.7	2,215.9	1,390.3
Property, plant and equipment net of accumulated depreciation	403.4	410.8	416.4
Other noncurrent assets	900.8	319.2	244.0
Total assets	2,494.9	2,945.9	2,050.7
LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities	290.9	254.3	265.1
Noncurrent liabilities	1,364.8	1,872.2	1,102.2
Ryerson Inc. stockholders' equity	839.2	819.4	683.4
Total Liabilities and Equity	2,494.9	2,945.9	2,050.7
Guarantor Subsidiaries
ASSETS
Current assets	151.7	63.0	53.9
Property, plant and equipment net of accumulated depreciation	3.0	3.1	2.9
Other noncurrent assets	352.6	1,818.6	1,885.2
Total assets	507.3	1,884.7	1,942.0
LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities	178.1	1,738.3	1,870.3
Noncurrent liabilities	0.8	0.8	5.7
Ryerson Inc. stockholders' equity	328.4	145.6	66.0
Total Liabilities and Equity	507.3	1,884.7	1,942.0
Non-Guarantor Subsidiaries
ASSETS
Current assets	247.4	214.5	225.9
Property, plant and equipment net of accumulated depreciation	67.9	69.5	71.8
Other noncurrent assets	14.1	14.4	15.4
Total assets	329.4	298.4	313.1
LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities	106.5	67.7	84.4
Noncurrent liabilities	31.7	32.8	31.0
Redeemable noncontrolling interest	1.6	1.7
Ryerson Inc. stockholders' equity	188.9	193.5	189.8
Noncontrolling interest	0.7	2.7	7.9
Total Liabilities and Equity	329.4	298.4	313.1
Eliminations
ASSETS
Current assets	(290.5)	(1,620.8)	(1,717.0)
Other noncurrent assets	(2,005.4)	(2,869.9)	(2,723.3)
Total assets	(2,295.9)	(4,490.7)	(4,440.3)
LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities	(290.8)	(1,620.8)	(1,717.0)
Noncurrent liabilities	(648.6)	(1,711.4)	(1,784.1)
Ryerson Inc. stockholders' equity	(1,356.5)	(1,158.5)	(939.2)
Total Liabilities and Equity	$ (2,295.9)	$ (4,490.7)	$ (4,440.3)